NOTE 5: ACQUISITION OF SUN VALLEY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Historical financial information
Assets Acquired	$
Cash and cash equivalents	94,090
Accounts receivable	366
Total current assets	94,456

Security deposits	19,753
Property and equipment	124,811
Right-of-use assets	431,544
Patient list	171,243
Brands	184,996
1,026,803

Liabilities Assumed
Accounts payable and accrued liabilities	35,281
Lease liability	150,342
Total current liabilities	185,623

Lease liability	281,202
Net assets at fair value, as at April 30, 2019	559,978

Consideration
Fair value of 7,703,543 common shares issued	1,001,458
Fair value of 14,705,882 Escrow Shares	1,142,108
Cash	787,318
Promissory note	123,709
Total Consideration	3,054,593

Goodwill	2,494,615